Equity (Details) - Schedule of restricted shares - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Equity (Details) - Schedule of restricted shares [Line Items]
Number of restricted shares	1,308
Weighted average granted date fair value (in Dollars per share)	$ 7.90
Number of restricted shares	370,525
Weighted average granted date fair value (in Dollars per share)	$ 0.85
Number of restricted shares	(370,683)
Weighted average granted date fair value (in Dollars per share)	$ 0.85
Number of restricted shares	(1,150)
Weighted average granted date fair value	7.90
Number of restricted shares
Weighted average granted date fair value (in Dollars per share)
Number of restricted shares
Weighted average granted date fair value (in Dollars per share)